Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Notes Receivable [Abstract]
Schedual of Notes Receivable
	As of
	December 31, 2019	December 31, 2018
Bank notes receivable:	$15,865,267	$14,048,004
Commercial notes receivable	291,425	1,021,226
Endorsed but undue notes	-	1,273,459
Total	$16,156,692	$16,342,689